UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2026

Item 1.	Reports to Stockholders.

(a)

DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund: DTGXX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Government & Agency Money Fund	$17	0.17%

Gross expense ratio as of the latest prospectus: 0.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	5,592,469,167
Number of Portfolio Holdings	95
Total Net Advisory Fees Paid ($)	1,952,349
Weighted Average Maturity	30 days
7-Day Current Yield	3.54%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2026. The 7-Day Current Yield would have been 3.49% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	53%
Repurchase Agreements	46%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGAMF-TSRA

R-105733-2 (06/26)

DWS Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares: DBBXX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Government Cash Institutional Shares	$15	0.15%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	5,592,469,167
Number of Portfolio Holdings	95
Total Net Advisory Fees Paid ($)	1,952,349
Weighted Average Maturity	30 days
7-Day Current Yield	3.56%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2026. The 7-Day Current Yield would have been 3.53% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	53%
Repurchase Agreements	46%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGCFI-TSRA

R-105733-2 (06/26)

DWS Government & Agency Securities Portfolio

Government Cash Managed Shares: DCMXX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Cash Managed Shares	$38	0.37%

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	5,592,469,167
Number of Portfolio Holdings	95
Total Net Advisory Fees Paid ($)	1,952,349
Weighted Average Maturity	30 days
7-Day Current Yield	3.34%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2026. The 7-Day Current Yield would have been 3.24% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	53%
Repurchase Agreements	46%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGCFM-TSRA

R-105733-2 (06/26)

DWS Government & Agency Securities Portfolio

Service Shares: CAGXX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$102	1.00%

Gross expense ratio as of the latest prospectus: 1.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	5,592,469,167
Number of Portfolio Holdings	95
Total Net Advisory Fees Paid ($)	1,952,349
Weighted Average Maturity	30 days
7-Day Current Yield	2.71%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2026. The 7-Day Current Yield would have been 2.63% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	53%
Repurchase Agreements	46%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

SERVGAS-TSRA

R-105733-2 (06/26)

DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares: SCIXX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about DWS Tax-Exempt Portfolio (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Exempt Cash Premier Shares	$20	0.20%

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	106,483,500
Number of Portfolio Holdings	79
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	6 days
7-Day Current Yield	3.21%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2026. The 7-Day Current Yield would have been 2.82% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Variable Rate Demand Notes	94%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

STIS-TSRA

R-105732-2 (06/26)

DWS Tax-Exempt Portfolio

DWS Tax-Exempt Money Fund: DTBXX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about DWS Tax-Exempt Portfolio (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Exempt Money Fund	$24	0.24%

Gross expense ratio as of the latest prospectus: 0.41%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	106,483,500
Number of Portfolio Holdings	79
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	6 days
7-Day Current Yield	3.21%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2026. The 7-Day Current Yield would have been 2.84% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Variable Rate Demand Notes	94%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DTEMF-TSRA

R-105732-2 (06/26)

DWS Tax-Exempt Portfolio

DWS Tax-Free Money Fund Class S: DTCXX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about DWS Tax-Exempt Portfolio (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Free Money Fund Class S	$28	0.28%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	106,483,500
Number of Portfolio Holdings	79
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	6 days
7-Day Current Yield	3.13%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2026. The 7-Day Current Yield would have been 2.79% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Variable Rate Demand Notes	94%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DTFMF-TSRA

R-105732-2 (06/26)

DWS Tax-Exempt Portfolio

Tax-Exempt Cash Managed Shares: TXMXX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about DWS Tax-Exempt Portfolio (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Cash Managed Shares	$35	0.35%

Gross expense ratio as of the latest prospectus: 0.53%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	106,483,500
Number of Portfolio Holdings	79
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	6 days
7-Day Current Yield	3.06%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2026. The 7-Day Current Yield would have been 2.87% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Variable Rate Demand Notes	94%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

STMS-TSRA

R-105732-2 (06/26)

DWS Tax-Exempt Portfolio

Tax-Free Investment Class: DTDXX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about DWS Tax-Exempt Portfolio (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Investment Class	$61	0.60%

Gross expense ratio as of the latest prospectus: 0.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	106,483,500
Number of Portfolio Holdings	79
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	6 days
7-Day Current Yield	2.81%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2026. The 7-Day Current Yield would have been 2.50% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Variable Rate Demand Notes	94%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

CATTEP-TSRA

R-105732-2 (06/26)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

cash account trust: DWS government & Agency Portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2026	$28,722	$0	$5,969	$0
2025	$28,722	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2026	$0	$588,231	$0
2025	$0	$1,369,569	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received informa9tion from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2026	$5,969	$588,231	$0	$594,200
2025	$5,969	$1,369,569	$0	$1,375,538

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2025 and 2026 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

cash account trust: DWS Tax exempt Portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2026	$31,279	$0	$5,969	$0
2025	$31,279	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2026	$0	$588,231	$0
2025	$0	$1,369,569	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received informa9tion from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2026	$5,969	$588,231	$0	$594,200
2025	$5,969	$1,369,569	$0	$1,375,538

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2025 and 2026 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

April 30, 2026
Annual Financial Statements and Other Information
DWS Government & Agency Securities Portfolio

Contents

3	Investment Portfolio
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
30	Tax Information
31	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Government & Agency Securities Portfolio

Investment Portfolioas of April 30, 2026

	Principal Amount ($)	Value ($)
Government & Agency Obligations 53.4%
U.S. Government Sponsored Agencies 28.8%
Federal Farm Credit Banks Funding Corp.:
1 day USD SOFR + 0.025%, 3.655% (a), 12/1/2026	30,500,000	30,500,000
1 day USD SOFR + 0.04%, 3.67% (a), 3/1/2027	18,000,000	18,000,000
1 day USD SOFR + 0.04%, 3.67% (a), 4/7/2027	48,500,000	48,500,000
1 day USD SOFR + 0.05%, 3.68% (a), 4/23/2027	14,000,000	14,000,000
1 day USD SOFR + 0.055%, 3.685% (a), 5/24/2027	19,500,000	19,500,000
1 day USD SOFR + 0.1%, 3.73% (a), 1/8/2027	12,000,000	12,000,000
1 day USD SOFR + 0.1%, 3.73% (a), 5/27/2027	9,500,000	9,500,000
1 day USD SOFR + 0.1%, 3.73% (a), 7/9/2027	18,500,000	18,500,000
1 day USD SOFR + 0.115%, 3.745% (a), 7/30/2027	9,500,000	9,500,000
1 day USD SOFR + 0.125%, 3.755% (a), 8/18/2027	20,000,000	20,000,000
1 day USD SOFR + 0.13%, 3.76% (a), 2/3/2027	20,000,000	20,000,000
1 day USD SOFR + 0.135%, 3.765% (a), 12/18/2026	6,000,000	6,000,000
1 day USD SOFR + 0.135%, 3.765% (a), 1/8/2027	32,000,000	32,000,000
1 day USD SOFR + 0.135%, 3.765% (a), 10/1/2027	56,000,000	56,000,000
1 day USD SOFR + 0.14%, 3.77% (a), 8/26/2026	11,000,000	11,000,000
1 day USD SOFR + 0.145%, 3.775% (a), 9/3/2027	37,750,000	37,750,000
Federal Farm Credit Discount Notes:
3.66% (b), 6/16/2026	14,000,000	13,935,421
3.67% (b), 7/16/2026	32,000,000	31,755,449
Federal Home Loan Banks:
3.5%, 3/1/2027	30,000,000	29,985,268
3.589% (b), 5/11/2026	40,000,000	39,960,667
3.63%, 6/23/2026	45,000,000	45,000,000
1 day USD SOFR + 0.01%, 3.64% (a), 5/20/2026	19,250,000	19,250,000
1 day USD SOFR + 0.01%, 3.64% (a), 6/15/2026	20,250,000	20,250,000
1 day USD SOFR + 0.01%, 3.64% (a), 8/28/2026	23,000,000	23,000,000
1 day USD SOFR + 0.01%, 3.64% (a), 9/3/2026	39,000,000	39,000,000
1 day USD SOFR + 0.01%, 3.64% (a), 9/4/2026	24,000,000	24,000,000
3.64% (b), 12/7/2026	36,000,000	35,210,200
1 day USD SOFR + 0.015%, 3.645% (a), 6/18/2026	100,000,000	100,000,000
1 day USD SOFR + 0.015%, 3.645% (a), 9/10/2026	23,000,000	23,000,000
1 day USD SOFR + 0.015%, 3.645% (a), 9/18/2026	22,500,000	22,500,000
3.65% (b), 11/6/2026	30,000,000	29,433,000
3.65% (b), 11/17/2026	30,000,000	29,400,000
1 day USD SOFR + 0.015%, 3.655% (a), 5/1/2026	68,000,000	68,000,000
3.655% (b), 8/20/2026	60,500,000	59,827,517
1 day USD SOFR + 0.025%, 3.655% (a), 11/25/2026	40,000,000	40,000,000
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	3

	Principal Amount ($)	Value ($)
3.66% (b), 10/21/2026	34,250,000	33,655,829
1 day USD SOFR + 0.035%, 3.665% (a), 12/17/2026	37,500,000	37,500,000
1 day USD SOFR + 0.035%, 3.665% (a), 12/21/2026	20,000,000	20,000,000
3.67% (b), 8/27/2026	66,000,000	65,216,873
1 day USD SOFR + 0.04%, 3.67% (a), 6/1/2027	32,000,000	32,000,000
1 day USD SOFR + 0.06%, 3.69% (a), 7/20/2027	35,750,000	35,750,000
1 day USD SOFR + 0.065%, 3.695% (a), 8/12/2026	18,750,000	18,750,000
1 day USD SOFR + 0.085%, 3.715% (a), 4/6/2028	32,000,000	32,000,000
1 day USD SOFR + 0.12%, 3.75% (a), 4/9/2027	12,000,000	12,000,000
1 day USD SOFR + 0.17%, 3.8% (a), 9/22/2027	22,000,000	22,000,000
1 day USD SOFR + 0.17%, 3.8% (a), 9/24/2027	15,000,000	15,000,000
Federal Home Loan Mortgage Corp.:
1 day USD SOFR + 0.095%, 3.725% (a), 5/5/2027	15,000,000	15,000,000
1 day USD SOFR + 0.11%, 3.74% (a), 5/7/2026	3,500,000	3,500,000
1 day USD SOFR + 0.14%, 3.77% (a), 9/4/2026	6,700,000	6,700,000
1 day USD SOFR + 0.14%, 3.77% (a), 10/6/2027	48,500,000	48,500,000
Federal National Mortgage Association:
3.5%, 2/16/2027	24,000,000	23,984,817
1 day USD SOFR + 0.1%, 3.73% (a), 6/18/2026	15,750,000	15,750,000
1 day USD SOFR + 0.12%, 3.75% (a), 7/29/2026	20,000,000	20,000,000
1 day USD SOFR + 0.135%, 3.765% (a), 8/21/2026	26,250,000	26,250,000
1 day USD SOFR + 0.14%, 3.77% (a), 9/11/2026	42,375,000	42,375,000
1 day USD SOFR + 0.14%, 3.77% (a), 10/23/2026	8,000,000	8,000,000
1 day USD SOFR + 0.14%, 3.77% (a), 12/11/2026	22,000,000	22,000,000
		1,612,190,041
U.S. Treasury Obligations 24.6%
U.S. Treasury Bills:
3.45% (b), 2/18/2027	30,000,000	29,169,223
3.49% (b), 12/24/2026	14,500,000	14,171,385
3.514% (b), 6/25/2026	60,000,000	59,682,329
3.514% (b), 7/9/2026	30,000,000	29,800,705
3.544% (b), 6/18/2026	60,000,000	59,720,360
3.549% (b), 8/13/2026	56,000,000	55,433,697
3.554% (b), 9/10/2026	55,000,000	54,293,158
3.564% (b), 5/5/2026	70,000,000	69,972,661
3.57% (b), 7/23/2026	55,000,000	54,553,518
3.572% (b), 8/27/2026	55,000,000	54,364,881
3.594% (b), 6/11/2026	60,000,000	59,757,758
3.636% (b), 6/16/2026	60,000,000	59,725,073
3.645% (b), 5/14/2026	74,000,000	73,903,920
3.647% (b), 7/14/2026	88,000,000	87,349,343
3.651% (b), 7/7/2026	56,000,000	55,624,696
The accompanying notes are an integral part of the financial statements.

4	|	DWS Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
3.66% (b), 10/8/2026	77,000,000	75,764,578
3.661% (b), 8/4/2026	112,000,000	110,932,749
3.663% (b), 10/1/2026	56,000,000	55,140,225
3.665% (b), 3/18/2027	30,000,000	29,032,974
3.716% (b), 5/21/2026	65,000,000	64,867,653
3.722% (b), 5/14/2026	40,000,000	39,946,974
3.975% (b), 5/14/2026	25,000,000	24,964,607
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16%, 3.783% (a), 4/30/2027	154,500,000	154,666,294
		1,372,838,761
Total Government & Agency Obligations (Cost $2,985,028,802)		2,985,028,802
Repurchase Agreements 46.2%
Banco Santander SA:
3.64%, dated 4/30/2026, to be repurchased at $475,048,028 on 5/1/2026 (c)	475,000,000	475,000,000
3.65%, dated 4/30/2026, to be repurchased at $1,000,101 on 5/1/2026 (d)	1,000,000	1,000,000
Barclays Bank PLC, 3.64%, dated 4/30/2026, to be repurchased at $400,040,444 on 5/1/2026 (e)	400,000,000	400,000,000
Citigroup Global Markets, Inc., 3.64%, dated 4/30/2026, to be repurchased at $159,016,077 on 5/1/2026 (f)	159,000,000	159,000,000
Fixed Income Clearing Corp.:
3.64%, dated 4/30/2026, to be repurchased at $500,050,556 on 5/1/2026 (g)	500,000,000	500,000,000
3.64%, dated 4/30/2026, to be repurchased at $350,035,389 on 5/1/2026 (h)	350,000,000	350,000,000
JPMorgan Securities, Inc.:
3.64%, dated 4/30/2026, to be repurchased at $28,902,922 on 5/1/2026 (i)	28,900,000	28,900,000
3.65%, dated 4/30/2026, to be repurchased at $1,000,101 on 5/1/2026 (j)	1,000,000	1,000,000
Merrill Lynch & Co., Inc.:
3.64%, dated 4/30/2026, to be repurchased at $150,015,167 on 5/1/2026 (k)	150,000,000	150,000,000
3.65%, dated 4/30/2026, to be repurchased at $100,010,139 on 5/1/2026 (l)	100,000,000	100,000,000
Royal Bank of Canada:
3.64%, dated 4/30/2026, to be repurchased at $1,000,101 on 5/1/2026 (m)	1,000,000	1,000,000
3.65%, dated 4/30/2026, to be repurchased at $1,000,101 on 5/1/2026 (n)	1,000,000	1,000,000
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	5

	Principal Amount ($)	Value ($)
Wells Fargo Bank:
3.64%, dated 4/30/2026, to be repurchased at $170,017,189 on 5/1/2026 (o)	170,000,000	170,000,000
3.65%, dated 4/30/2026, to be repurchased at $250,025,347 on 5/1/2026 (p)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $2,586,900,000)		2,586,900,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $5,571,928,802)	99.6	5,571,928,802
Other Assets and Liabilities, Net	0.4	20,540,365
Net Assets	100.0	5,592,469,167

(a)	Floating rate security. These securities are shown at their current rate as of April 30, 2026.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
483,115,800	U.S. Treasury Notes	3.625–4.125	8/15/2028–4/30/2033	484,500,050

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
715,700	U.S. Treasury Notes	3.625	8/31/2030	709,061
276,247	Federal Home Loan Mortgage Corporation	2.0–7.0	10/1/2039–1/1/2056	266,581
44,825	Federal National Mortgage Association	2.0–7.0	1/1/2028–6/1/2063	44,453
Total Collateral Value				1,020,095

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
488,519,585	U.S. Treasury STRIPS	Zero Coupon	8/15/2026–5/15/2033	408,000,000

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
165,014,500	U.S. Treasury Bills	Zero Coupon	8/13/2026–1/21/2027	162,180,057
The accompanying notes are an integral part of the financial statements.

6	|	DWS Government & Agency Securities Portfolio

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
531,650,400	U.S. Treasury Bonds	3.75–4.75	11/15/2043–2/15/2044	510,000,018

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
365,527,300	U.S. Treasury Notes	3.875	8/15/2034	357,000,000

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
29,981,400	U.S. Treasury Bonds	4.25	5/15/2039	29,478,011

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,028,381	Federal Home Loan Mortgage Corporation	5.0	5/1/2056	1,020,000

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
49,900	U.S. Treasury Bills	Zero Coupon	10/8/2026–12/24/2026	49,094
45,856,300	U.S. Treasury Bonds	4.25	11/15/2040	44,234,544
109,116,800	U.S. Treasury Inflation Index Notes	1.25	4/15/2031	108,716,286
242	U.S. Treasury STRIPS	Zero Coupon	8/15/2048	76
Total Collateral Value				153,000,000

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100,099,907	Federal Home Loan Mortgage Corporation	4.615–13.145	10/25/2026–5/28/2052	102,000,000
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	7

(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
900	U.S. Treasury Bonds	4.25–4.75	2/15/2041–8/15/2054	893
2,100	U.S. Treasury Notes	1.25–4.125	8/31/2030–8/15/2031	1,839
1,459,981	U.S. Treasury STRIPS	Zero Coupon	2/15/2034–8/15/2034	1,017,371
Total Collateral Value				1,020,103

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
200	U.S. Treasury Bonds	4.5–4.75	2/15/2037–11/15/2054	198
665,200	U.S. Treasury Notes	3.75–4.625	5/31/2031–8/31/2031	659,180
363,065	Federal Home Loan Mortgage Corporation	3.5–6.5	3/1/2048–9/1/2053	357,150
1,987	Federal National Mortgage Association	5.0	2/1/2056	1,972
1,600	Government National Mortgage Association	5.5–6.0	6/20/2054–11/20/2054	1,635
Total Collateral Value				1,020,135

(o)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
176,616,443	U.S. Treasury Notes	0.625–4.125	10/31/2027–10/31/2031	173,400,017

(p)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
257,960,962	Government National Mortgage Association	2.5–5.0	7/20/2051–4/20/2056	255,000,000

SOFR: Secured Overnight Financing Rate
STRIPS: Separate Trading of Registered Interest and Principal Securities
The accompanying notes are an integral part of the financial statements.

8	|	DWS Government & Agency Securities Portfolio

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$2,985,028,802	$—	$2,985,028,802
Repurchase Agreements	—	2,586,900,000	—	2,586,900,000
Total	$—	$5,571,928,802	$—	$5,571,928,802

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	9

Statement of Assets and Liabilities
as of April 30, 2026

Assets
Investments in securities, valued at amortized cost	$2,985,028,802
Repurchase agreements, valued at amortized cost	2,586,900,000
Cash	2,718,254
Receivable for Fund shares sold	24,213,120
Interest receivable	6,320,336
Other assets	126,202
Total assets	5,605,306,714
Liabilities
Payable for Fund shares redeemed	7,128,152
Distributions payable	4,810,255
Accrued management fee	90,675
Accrued Trustees' fees	44,085
Other accrued expenses and payables	764,380
Total liabilities	12,837,547
Net assets, at value	$5,592,469,167
Net Assets Consist of
Distributable earnings (loss)	177,952
Paid-in capital	5,592,291,215
Net assets, at value	$5,592,469,167
The accompanying notes are an integral part of the financial statements.

10	|	DWS Government & Agency Securities Portfolio

Statement of Assets and Liabilities as of April 30, 2026 (continued)

Net Asset Value
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($3,379,958,888 ÷ 3,379,941,202 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,198,127,504 ÷ 2,198,115,967 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($12,243,569 ÷ 12,243,504 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,139,206 ÷ 2,139,195 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	11

Statement of Operations
for the year ended April 30, 2026

Investment Income
Income:
Interest	$221,611,144
Expenses:
Management fee	3,665,906
Administration fee	5,314,232
Services to shareholders	1,028,458
Distribution and service fees	35,636
Custodian fee	33,803
Professional fees	108,647
Reports to shareholders	96,869
Registration fees	204,117
Trustees' fees and expenses	187,679
Other	280,295
Total expenses before expense reductions	10,955,642
Expense reductions	(2,048,492)
Total expenses after expense reductions	8,907,150
Net investment income	212,703,994
Net realized gain (loss) from investments	52,796
Net increase (decrease) in net assets resulting from operations	$212,756,790
The accompanying notes are an integral part of the financial statements.

12	|	DWS Government & Agency Securities Portfolio

Statements of Changes in Net Assets
	Years Ended April 30,
Increase (Decrease) in Net Assets	2026	2025
Operations:
Net investment income	$212,703,994	$196,134,565
Net realized gain (loss)	52,796	261,717
Net increase (decrease) in net assets resulting from operations	212,756,790	196,396,282
Distributions to shareholders:
DWS Government & Agency Money Fund	(122,988,467)	(103,924,515)
DWS Government Cash Institutional Shares	(89,116,980)	(91,545,549)
Government Cash Managed Shares	(525,274)	(566,878)
Service Shares	(73,241)	(97,623)
Total distributions	(212,703,962)	(196,134,565)
Fund share transactions:
Proceeds from shares sold	98,132,178,132	81,736,975,002
Reinvestment of distributions	140,250,548	122,260,477
Payments for shares redeemed	(97,382,207,926)	(80,993,641,716)
Net increase (decrease) in net assets from Fund share transactions	890,220,754	865,593,763
Increase (decrease) in net assets	890,273,582	865,855,480
Net assets at beginning of period	4,702,195,585	3,836,340,105
Net assets at end of period	$5,592,469,167	$4,702,195,585

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	13

Financial Highlights
DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund
	Years Ended April 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.039	.047	.052	.029	.000 *
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000 )*	(.000 )*
Total from investment operations	.039	.047	.052	.029	.000 *
Less distributions from:
Net investment income	(.039 )	(.047 )	(.052 )	(.029 )	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	3.96	4.82	5.35	2.92	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,380	2,683	1,664	397	169
Ratio of expenses before expense reductions (%)	.20	.22	.23	.28	.26
Ratio of expenses after expense reductions (%)	.17 [b]	.17	.13	.16	.07
Ratio of net investment income (%)	3.86	4.64	5.21	3.25	.03

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	The ratio of expenses would have been .03% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Government & Agency Securities Portfolio

DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares
	Years Ended April 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.039	.047	.052	.029	.000 *
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000 )*	(.000 )*
Total from investment operations	.039	.047	.052	.029	.000 *
Less distributions from:
Net investment income	(.039 )	(.047 )	(.052 )	(.029 )	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	3.98	4.84	5.33	2.97	.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,198	2,004	2,156	1,351	2,796
Ratio of expenses before expense reductions (%)	.19	.20	.21	.23	.21
Ratio of expenses after expense reductions (%)	.15 [b]	.15	.12	.10	.06
Ratio of net investment income (%)	3.92	4.76	5.22	2.69	.04

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	The ratio of expenses would have been .03% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	15

DWS Government & Agency Securities Portfolio — Government Cash Managed Shares
	Years Ended April 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.037	.045	.050	.027	.000 *
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000 )*	(.000 )*
Total from investment operations	.037	.045	.050	.027	.000 *
Less distributions from:
Net investment income	(.037 )	(.045 )	(.050 )	(.027 )	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	3.75	4.61	5.13	2.77	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	13	14	11	59
Ratio of expenses before expense reductions (%)	.43	.42	.44	.43	.38
Ratio of expenses after expense reductions (%)	.37 [b]	.37	.31	.30	.08
Ratio of net investment income (%)	3.68	4.53	5.02	2.07	.01

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	The ratio of expenses would have been .06% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Government & Agency Securities Portfolio

DWS Government & Agency Securities Portfolio — Service Shares
	Years Ended April 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.031	.039	.044	.021	.000 *
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000 )*	(.000 )*
Total from investment operations	.031	.039	.044	.021	.000 *
Less distributions from:
Net investment income	(.031 )	(.039 )	(.044 )	(.021 )	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	3.10	3.94	4.45	2.13	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2	10	12
Ratio of expenses before expense reductions (%)	1.05	1.05	1.06	1.10	1.05
Ratio of expenses after expense reductions (%)	1.00 [b]	1.01	.95	.91	.07
Ratio of net investment income (%)	3.09	3.89	4.30	1.78	.01

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	The ratio of expenses would have been 0.05% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	17

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two diversified funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”  ).
The Fund offers multiple classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief

18	|	DWS Government & Agency Securities Portfolio

Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank

DWS Government & Agency Securities Portfolio	|	19

holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of April 30, 2026, the Fund held repurchase agreements with a gross value of $2,586,900,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2026, the Fund had net tax basis capital loss carryforwards of $26,603 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended April 30, 2026, remains subject to examination by taxing authorities.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2026, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$5,014,810
Capital loss carryforwards	$(26,603)
At April 30, 2026, the Fund had an aggregate cost of investments for federal income tax purposes of $5,571,928,802.

20	|	DWS Government & Agency Securities Portfolio

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2026	2025
Distributions from ordinary income*	$212,703,962	$196,134,565

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

DWS Government & Agency Securities Portfolio	|	21

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the year ended April 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.067% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.
For the period from May 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of certain classes as follows:
DWS Government & Agency Money Fund	.45%
DWS Government Cash Institutional Shares	.18%
Government Cash Managed Shares	.46%
For the period from May 1, 2025 through April 30, 2026, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of DWS Government Cash Institutional Shares at 0.15%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund, Government Cash Managed Shares and Service Shares.

22	|	DWS Government & Agency Securities Portfolio

For the year ended April 30, 2026, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Money Fund	$1,090,174
DWS Government Cash Institutional Shares	948,992
Government Cash Managed Shares	8,218
Service Shares	1,108
$2,048,492
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2026, the Administration Fee was $5,314,232, of which $447,855 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2026
DWS Government & Agency Money Fund	$72,047	$12,477
DWS Government Cash Institutional Shares	229,495	31,017
Government Cash Managed Shares	13,642	2,224
Service Shares	6,274	540
	$321,458	$46,258
In addition, for the year ended April 30, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$666,465
DWS Government Cash Institutional Shares	7,405
$673,870

DWS Government & Agency Securities Portfolio	|	23

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table. For the year ended April 30, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2026	Annual Rate	Contractual Rate
Service Shares	$14,206	$1,053.60%		.60%
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan. For the year ended April 30, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2026	Annual Rate	Contractual Rate
Government Cash Managed Shares	$21,430	$1,513.15%		.15%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,250, of which $235 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2026.

24	|	DWS Government & Agency Securities Portfolio

D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended April 30, 2026		Year Ended April 30, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	3,170,210,399	$3,170,210,399	2,842,286,099	$2,842,286,099
DWS Government Cash Institutional Shares	94,901,323,512	94,901,323,512	78,853,983,618	78,853,983,618
Government Cash Managed Shares	59,330,307	59,330,307	38,750,912	38,750,912
Service Shares	1,309,414	1,309,414	1,949,366	1,949,366
Account maintenance fees	—	4,500	—	5,007
		$98,132,178,132		$81,736,975,002
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	122,918,821	$122,918,821	104,022,954	$104,022,954
DWS Government Cash Institutional Shares	17,258,808	17,258,808	18,139,209	18,139,209
Government Cash Managed Shares	10	10	794	794
Service Shares	72,909	72,909	97,520	97,520
		$140,250,548		$122,260,477

DWS Government & Agency Securities Portfolio	|	25

	Year Ended April 30, 2026		Year Ended April 30, 2025
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Government & Agency Money Fund	(2,595,750,103)	$(2,595,750,103)	(1,927,726,259)	$(1,927,726,259)
DWS Government Cash Institutional Shares	(94,724,414,207)	(94,724,414,207)	(79,024,630,401)	(79,024,630,401)
Government Cash Managed Shares	(60,410,397)	(60,410,397)	(39,325,114)	(39,325,114)
Service Shares	(1,633,219)	(1,633,219)	(1,959,942)	(1,959,942)
		$(97,382,207,926)		$(80,993,641,716)
Net increase (decrease)
DWS Government & Agency Money Fund	697,379,117	$697,379,117	1,018,582,794	$1,018,582,794
DWS Government Cash Institutional Shares	194,168,113	194,168,113	(152,507,574)	(152,507,574)
Government Cash Managed Shares	(1,080,080)	(1,080,080)	(573,408)	(573,408)
Service Shares	(250,896)	(250,896)	86,944	86,944
Account maintenance fees	—	4,500	—	5,007
		$890,220,754		$865,593,763
E.
Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At April 30, 2026, 16% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management

26	|	DWS Government & Agency Securities Portfolio

vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

DWS Government & Agency Securities Portfolio	|	27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Government & Agency Securities Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Government & Agency Securities Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust (the “Trust” )), including the investment portfolio, as of April 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

28	|	DWS Government & Agency Securities Portfolio

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 23, 2026

DWS Government & Agency Securities Portfolio	|	29

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

30	|	DWS Government & Agency Securities Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Government & Agency Securities Portfolio	|	31

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2024, the Fund’s gross performance (Service Shares) was in the 2nd quartile and 3rd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). Based on Broadridge data provided as of December 31, 2024, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if

32	|	DWS Government & Agency Securities Portfolio

applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (2nd quartile), Government Cash Managed Shares (2nd quartile) and DWS Government & Agency Money Fund shares (2nd quartile); and higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share class: Service Shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

DWS Government & Agency Securities Portfolio	|	33

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
GAS-BFE2025

34	|	DWS Government & Agency Securities Portfolio

GAS-NCSRA

April 30, 2026
Annual Financial Statements and Other Information
DWS Tax-Exempt Portfolio

Contents
3	Investment Portfolio
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
31	Tax Information
32	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Tax-Exempt Portfolio

Investment Portfolioas of April 30, 2026

	Principal Amount ($)	Value ($)
Municipal Investments 99.2%
California 13.4%
California, Bay Area Toll Authority Revenue:
Series G1, 2.3% (a), 5/7/2026, LOC: Bank of America NA	3,300,000	3,300,000
Series A, 3.0% (a), 5/1/2026, LOC: Barclays Bank PLC	1,800,000	1,800,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 2.86% (a), 5/7/2026, LOC: Wells Fargo Bank NA	2,450,000	2,450,000
California, University Revenue:
Series BY-1, 2.65% (a), 5/7/2026	2,300,000	2,300,000
Series AL-2, 3.0% (a), 5/1/2026	1,950,000	1,950,000
Series AL-3, 3.0% (a), 5/1/2026	1,000,000	1,000,000
Series AL-4, 3.0% (a), 5/1/2026	600,000	600,000
Series AL-1, 3.05% (a), 5/1/2026	550,000	550,000
Orange County, CA, Water District, Certificate of Participation, Series A, 2.28% (a), 5/7/2026, LOC: Bank of America NA	350,000	350,000
		14,300,000
Colorado 0.3%
Colorado, State Housing & Finance Authority, “I” , Series I-AA2, 2.9% (a), 5/7/2026, SPA: Royal Bank of Canada	355,000	355,000
Florida 6.9%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 3.1% (a), 5/7/2026, LIQ: Fannie Mae, LOC: Fannie Mae	830,000	830,000
Highlands County, FL, Health Facilities Authority Revenue, AdventHealth Obligated Group:
Series C, 3.4% (a), 5/1/2026, SPA: PNC Bank NA	2,800,000	2,800,000
Series D, 3.4% (a), 5/1/2026, SPA: PNC Bank NA	900,000	900,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 3.12% (a), 5/7/2026, LOC: TD Bank NA	1,210,000	1,210,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 3.1% (a), 5/7/2026, LOC: Northern Trust Company	800,000	800,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 3.1% (a), 5/7/2026, LOC: Freddie Mac	820,000	820,000
		7,360,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	3

	Principal Amount ($)	Value ($)
Georgia 1.4%
Georgia, Metropolitan Atlanta Rapid Transit Authority, 2.4%, 7/7/2026	1,000,000	1,000,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 3.24% (a), 5/7/2026, LOC: Wells Fargo Bank NA	550,000	550,000
		1,550,000
Hawaii 1.6%
Hawaii, State Department of Budget & Finance Revenue, Queen’s Health Systems Obligated Group, Series B, 3.1% (a), 5/1/2026, LOC: Barclays Bank PLC	1,700,000	1,700,000
Idaho 0.3%
Idaho, State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, 3.45% (a), 5/1/2026, LOC: U.S. Bank NA	300,000	300,000
Illinois 13.8%
Brookfield, IL, Zoo Project, 3.1% (a), 5/7/2026, LOC: Northern Trust Company	1,000,000	1,000,000
Illinois, RBC Municipal Products, Inc. Trust, General Obligation, Series 2025-E-169, 144A, 3.15% (a), 5/7/2026, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	4,000,000	4,000,000
Illinois, State Development Finance Authority Revenue, St. Ignatius College Project, 3.12% (a), 5/7/2026, LOC: PNC Bank NA	1,200,000	1,200,000
Illinois, State Development Finance Authority, American Youth Hostels Project, Series A, 3.09% (a), 5/7/2026, LOC: BMO Harris Bank NA	210,000	210,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 3.4% (a), 5/7/2026, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 3.2% (a), 5/7/2026, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 3.09% (a), 5/7/2026, LOC: BMO Harris Bank NA	1,745,000	1,745,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 3.22% (a), 5/7/2026, LOC: Northern Trust Company	1,670,000	1,670,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.3% (a), 5/1/2026, LOC: TD Bank NA	800,000	800,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 3.22% (a), 5/7/2026, LOC: Freddie Mac	785,000	785,000
		14,660,000
The accompanying notes are an integral part of the financial statements.

4	|	DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Indiana 1.0%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 3.17% (a), 5/7/2026, LOC: Federal Home Loan Bank	570,000	570,000
St. Joseph County, IN, Economic Development Revenue, 3.66% (a), 5/7/2026, LOC: PNC Bank NA	480,000	480,000
		1,050,000
Iowa 3.0%
Iowa, Iowa Finance Authority, Health System Obligated Group, Series F, 3.35% (a), 5/1/2026, LOC: TD Bank NA	400,000	400,000
Iowa, Single-Family Finance Authority, Series B, 3.05% (a), 5/7/2026, SPA: Royal Bank of Canada	2,800,000	2,800,000
		3,200,000
Kansas 0.9%
Olathe City, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 3.23% (a), 5/7/2026, LOC: Svenska Handelsbanken	1,000,000	1,000,000
Kentucky 0.3%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 3.1% (a), 5/7/2026, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisiana 1.2%
Louisiana, State Gasoline & Fuels Tax Revenue, Series A-2, 3.35% (a), 5/1/2026, LOC: Toronto-Dominion Bank	700,000	700,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 3.22% (a), 5/7/2026, LOC: Freddie Mac	535,000	535,000
		1,235,000
Maryland 0.8%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Johns Hopkins Health System Corp., Series C, 3.35% (a), 5/1/2026, LOC: Bank of America NA	850,000	850,000
Massachusetts 2.6%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 3.5% (a), 5/7/2026, LOC: TD Bank NA	1,500,000	1,500,000
Massachusetts, State Water Resources Authority, Series A1, 2.92% (a), 5/7/2026, SPA: JP Morgan Chase Bank NA	1,230,000	1,230,000
		2,730,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	5

	Principal Amount ($)	Value ($)
Minnesota 4.5%
Rochester City, MN, Bella Grove Apartments Project, Series C, 3.12% (a), 5/7/2026, LOC: Federal Home Loan Bank	4,800,000	4,800,000
Mississippi 2.7%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 3.17% (a), 5/7/2026, GTY: Chevron Corp.	50,000	50,000
Mississippi, State Business Finance Corp., Chevron U.S.A., Inc., Series H, 3.4% (a), 5/1/2026, GTY: Chevron Corp.	2,800,000	2,800,000
		2,850,000
Missouri 1.8%
Missouri, State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-1, 3.32% (a), 5/1/2026, LOC: Barclays Bank PLC	1,700,000	1,700,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 3.24% (a), 5/7/2026, LOC: Bank of America NA	210,000	210,000
		1,910,000
Nebraska 3.6%
Douglas County, NE, State Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, 3.35% (a), 5/1/2026, LOC: U.S. Bank NA	1,600,000	1,600,000
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 3.12% (a), 5/7/2026	2,200,000	2,200,000
		3,800,000
New Jersey 0.4%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 3.1% (a), 5/7/2026, LOC: JP Morgan Chase Bank NA	400,000	400,000
New York 13.7%
New York, Metropolitan Transportation Authority Revenue:
Series G-1G, 3.15% (a), 5/7/2026, LOC: TD Bank NA	240,000	240,000
Series E-1, 3.45% (a), 5/1/2026, LOC: Barclays Bank PLC	1,290,000	1,290,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 2.8% (a), 5/7/2026, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, State Housing Finance Agency Revenue, Liberty Street Realty LLC, Series A, 3.52% (a), 5/7/2026, LIQ: Freddie Mac, LOC: Freddie Mac	1,300,000	1,300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A, 2.9% (a), 5/7/2026, LOC: Barclays Bank PLC	800,000	800,000
Series B-4C, 3.45% (a), 5/1/2026, LOC: U.S. Bank NA	450,000	450,000
The accompanying notes are an integral part of the financial statements.

6	|	DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
New York City, NY, General Obligation:
Series D-5, 3.12% (a), 5/7/2026, LOC: PNC Bank NA	900,000	900,000
Series A-4, 3.35% (a), 5/1/2026, SPA: State Street B&T Co.	2,200,000	2,200,000
Series G-6, 3.35% (a), 5/1/2026, LOC: Mizuho Bank Ltd.	200,000	200,000
Series F-6, 3.4% (a), 5/1/2026, SPA: JP Morgan Chase Bank NA	1,200,000	1,200,000
Series F-5, 3.45% (a), 5/1/2026, SPA: Barclays Bank PLC	100,000	100,000
New York City, NY, Municipal Water Finance Authority Revenue, Series CC, 3.35% (a), 5/1/2026, SPA: TD Bank NA	3,900,000	3,900,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series AA-6, 3.25% (a), 5/1/2026, SPA: Mizuho Bank Ltd.	100,000	100,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series B-5, 3.45% (a), 5/1/2026, SPA: U.S. Bank NA	1,600,000	1,600,000
		14,580,000
Ohio 3.0%
Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset, 3.09% (a), 5/7/2026, LOC: U.S. Bank NA	445,000	445,000
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 3.13% (a), 5/7/2026, LOC: Northern Trust Company	2,750,000	2,750,000
		3,195,000
Oklahoma 2.6%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 3.15% (a), 5/7/2026, INS: BAM, LIQ: JPMorgan Chase Bank NA	2,750,000	2,750,000
Oregon 0.6%
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series A, 3.4% (a), 5/1/2026, LOC: U.S. Bank NA	600,000	600,000
Rhode Island 0.8%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, Series B, 3.5% (a), 5/7/2026, LOC: TD Bank NA	865,000	865,000
South Dakota 2.1%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 3.6% (a), 5/7/2026, LOC: U.S. Bank NA	2,250,000	2,250,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	7

	Principal Amount ($)	Value ($)
Texas 9.5%
Harris County, TX, Hospital District Revenue, 3.14% (a), 5/7/2026, LOC: JP Morgan Chase Bank NA	465,000	465,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Baylor Scott & White Health Obligated Group, Series C, 3.3% (a), 5/1/2026, SPA: Royal Bank of Canada	900,000	900,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-1, 3.35% (a), 5/7/2026, LOC: Sumitomo Mitsui Banking	1,060,000	1,060,000
Series C-2, 3.69% (a), 5/7/2026, LOC: Bank of NY Mellon	3,655,000	3,655,000
Texas, A&M University, 2.28%, 5/19/2026	4,000,000	4,000,000
		10,080,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 3.41% (a), 5/1/2026, LOC: TD Bank NA	375,000	375,000
Virginia 1.0%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 3.1% (a), 5/7/2026, LOC: Northern Trust Company	1,125,000	1,125,000
Washington 3.0%
Washington, State Housing Finance Commission, Combridge Apartments, 3.12% (a), 5/7/2026, LIQ: Fannie Mae, LOC: Fannie Mae	1,060,000	1,060,000
Washington, State Housing Finance Commission, Panorama Project, 3.09% (a), 5/7/2026, LOC: Wells Fargo Bank NA	2,120,000	2,120,000
		3,180,000
Other 2.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A” , Series M027, 144A, 3.11% (a), 5/7/2026, LIQ: Freddie Mac	2,250,000	2,250,000
Total Municipal Investments (Cost $105,600,000)		105,600,000

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $105,600,000)	99.2	105,600,000
Other Assets and Liabilities, Net	0.8	883,500
Net Assets	100.0	106,483,500
The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Exempt Portfolio

(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of April 30,
2026. Date shown reflects the earlier of demand date or stated maturity date.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$105,600,000	$—	$105,600,000
Total	$—	$105,600,000	$—	$105,600,000

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	9

Statement of Assets and Liabilities
as of April 30, 2026

Assets
Investments in securities, valued at amortized cost	$105,600,000
Cash	90,313
Receivable for investments sold	410,000
Receivable for Fund shares sold	154,094
Interest receivable	306,205
Due from Advisor	3,335
Other assets	38,902
Total assets	106,602,849
Liabilities
Payable for Fund shares redeemed	42,061
Distributions payable	9,152
Accrued Trustees' fees	1,440
Other accrued expenses and payables	66,696
Total liabilities	119,349
Net assets, at value	$106,483,500
Net Assets Consist of
Distributable earnings (loss)	(12,241)
Paid-in capital	106,495,741
Net assets, at value	$106,483,500
The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Portfolio

Statement of Assets and Liabilities as of April 30, 2026 (continued)

Net Asset Value
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($838,118 ÷ 837,441 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($71,846,050 ÷ 71,788,061 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($29,231,965 ÷ 29,208,354 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($929,904 ÷ 929,151 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($3,637,463 ÷ 3,634,523 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	11

Statement of Operations
for the year ended April 30, 2026

Investment Income
Income:
Interest	$3,117,473
Expenses:
Management fee	84,004
Administration fee	121,772
Services to shareholders	80,783
Distribution and service fees	39,389
Custodian fee	3,010
Audit fee	31,279
Legal fees	26,217
Tax fees	5,969
Reports to shareholders	44,936
Registration fees	120,439
Trustees' fees and expenses	5,713
Other	56,355
Total expenses before expense reductions	619,866
Expense reductions	(267,981)
Total expenses after expense reductions	351,885
Net investment income	2,765,588
Net increase (decrease) in net assets resulting from operations	$2,765,588
The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Portfolio

Statements of Changes in Net Assets
	Years Ended April 30,
Increase (Decrease) in Net Assets	2026	2025
Operations:
Net investment income	$2,765,588	$4,268,154
Net realized gain (loss)	—	(3)
Net increase (decrease) in net assets resulting from operations	2,765,588	4,268,151
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(18,047)	(17,113)
DWS Tax-Exempt Money Fund	(1,659,802)	(2,237,927)
DWS Tax-Free Money Fund Class S	(692,181)	(962,940)
Service Shares	(7,847)*	(46,681)
Tax-Exempt Cash Managed Shares	(381,205)	(908,662)
Tax-Free Investment Class	(63,786)	(94,831)
Total distributions	(2,822,868)	(4,268,154)
Fund share transactions:
Proceeds from shares sold	62,045,219	114,612,960
Reinvestment of distributions	2,364,584	3,280,224
Payments for shares redeemed	(100,098,835)	(139,295,938)
Net increase (decrease) in net assets from Fund share transactions	(35,689,032)	(21,402,754)
Increase (decrease) in net assets	(35,746,312)	(21,402,757)
Net assets at beginning of period	142,229,812	163,632,569
Net assets at end of period	$106,483,500	$142,229,812

*	For the period from May 1, 2025 to November 25, 2025 (Service shares liquidation date)

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	13

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares
	Years Ended April 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.023	.029	.032	.018	.000 *
Net realized gain (loss)	—	(.000 )*	—	.000 *	.000 *
Total from investment operations	.023	.029	.032	.018	.000 *
Less distributions from:
Net investment income	(.023 )	(.029 )	(.032 )	(.019 )	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.34	2.96	3.27	1.93	.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.8	1	1	4	18
Ratio of expenses before expense reductions (%)	.45	.42	.40	.39	.34
Ratio of expenses after expense reductions (%)	.20	.20	.20	.20	.10
Ratio of net investment income (%)	2.30	3.10	3.25	1.41	.04

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund
	Years Ended April 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.022	.029	.032	.018	.000 *
Net realized gain (loss)	—	(.000 )*	—	.000 *	.000 *
Total from investment operations	.022	.029	.032	.018	.000 *
Less distributions from:
Net investment income	(.023 )	(.029 )	(.032 )	(.019 )	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.30	2.93	3.25	1.91	.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	72	74	80	81	93
Ratio of expenses before expense reductions (%)	.45	.41	.42	.41	.37
Ratio of expenses after expense reductions (%)	.24 [b]	.24 [b]	.22	.22	.10
Ratio of net investment income (%)	2.23	2.89	3.20	1.79	.04

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
The ratio of expenses would have been .16% and .17% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended
April 30, 2026 and April 30, 2025, respectively.

*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	15

DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S
	Years Ended April 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.022	.028	.032	.018	.000 *
Net realized gain (loss)	—	(.000 )*	—	.000 *	.000 *
Total from investment operations	.022	.028	.032	.018	.000 *
Less distributions from:
Net investment income	(.022 )	(.028 )	(.032 )	(.019 )	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.26	2.88	3.22	1.88	.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	32	35	37	37
Ratio of expenses before expense reductions (%)	.50	.45	.46	.45	.42
Ratio of expenses after expense reductions (%)	.28 [b]	.28 [b]	.25	.25	.11
Ratio of net investment income (%)	2.19	2.84	3.17	1.80	.04

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
The ratio of expenses would have been .20% and .17% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended
April 30, 2026 and April 30, 2025, respectively.

*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Portfolio — Tax-Exempt Cash Managed Shares
	Years Ended April 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.022	.028	.031	.016	.000 *
Net realized gain (loss)	—	(.000 )*	—	.000 *	.000 *
Total from investment operations	.022	.028	.031	.016	.000 *
Less distributions from:
Net investment income	(.022 )	(.028 )	(.031 )	(.017 )	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.19	2.81	3.13	1.76	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	29	42	8	13
Ratio of expenses before expense reductions (%)	.57	.53	.54	.54	.49
Ratio of expenses after expense reductions (%)	.35 [b]	.35 [b]	.34	.37	.11
Ratio of net investment income (%)	2.20	2.79	3.08	1.68	.02

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
The ratio of expenses would have been .22% and .17% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended
April 30, 2026 and April 30, 2025, respectively.

*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	17

DWS Tax-Exempt Portfolio — Tax-Free Investment Class
	Years Ended April 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.019	.025	.028	.014	.000 *
Net realized gain (loss)	—	(.000 )*	—	.000 *	.000 *
Total from investment operations	.019	.025	.028	.014	.000 *
Less distributions from:
Net investment income	(.019 )	(.025 )	(.028 )	(.015 )	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.93	2.55	2.87	1.54	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4	3	4	10
Ratio of expenses before expense reductions (%)	.82	.78	.79	.77	.73
Ratio of expenses after expense reductions (%)	.60 [b]	.60 [b]	.59	.59	.14
Ratio of net investment income (%)	1.86	2.53	2.82	1.18	.01

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
The ratio of expenses would have been .12% and .12% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended
April 30, 2026 and April 30, 2025, respectively.

*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Exempt Portfolio

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two diversified funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
The Fund offers multiple classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Upon the recommendation of the Advisor, the Fund’s Board of Trustees authorized the termination and liquidation of Service Shares, effective on November 25, 2025 (the “Liquidation Date” ). The Fund may impose a discretionary liquidity fee (not to exceed 2%) upon redemption of shares if the Advisor determines a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the Fund’s investments or in other circumstances. A liquidity fee would reduce the amount a shareholder receives upon redemption of shares.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts

DWS Tax-Exempt Portfolio	|	19

financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

20	|	DWS Tax-Exempt Portfolio

Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2026, the Fund had net tax basis capital loss carryforwards of $3,090 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended April 30, 2026, remains subject to examination by taxing authorities.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2026, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Capital loss carryforwards	$(3,090)
At April 30, 2026, the Fund had an aggregate cost of investments for federal income tax purposes of $105,600,000.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2026	2025
Distributions from tax-exempt income	$2,822,868	$4,268,154
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

DWS Tax-Exempt Portfolio	|	21

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the year ended April 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.067% of the Fund’s average daily net assets.
For the period from May 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of certain classes as follows:
DWS Tax-Exempt Cash Premier Shares	.20%
DWS Tax-Exempt Money Fund	.40%
DWS Tax-Free Money Fund Class S	.48%
Tax-Free Investment Class	.72%

22	|	DWS Tax-Exempt Portfolio

In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares,Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.
For the year ended April 30, 2026 (through November 25, 2025 (Service shares liquidation date) for Service shares), fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$1,972
DWS Tax-Exempt Money Fund	154,221
DWS Tax-Free Money Fund Class S	66,783
Service Shares	1,039
Tax-Exempt Cash Managed Shares	36,647
Tax-Free Investment Class	7,319
$267,981
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2026, the Administration Fee was $121,772, of which $8,384 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2026 (through November 25, 2025 (Service shares liquidation date) for

DWS Tax-Exempt Portfolio	|	23

Service shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2026
DWS Tax-Exempt Cash Premier Shares	$319	$53
DWS Tax-Exempt Money Fund	27,390	4,496
DWS Tax-Free Money Fund Class S	25,591	4,233
Service Shares	1,542	—
Tax-Exempt Cash Managed Shares	1,400	199
Tax-Free Investment Class	2,951	465
	$59,193	$9,446
In addition, for the year ended April 30, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Cash Premier Shares	$4
DWS Tax-Exempt Money Fund	922
DWS Tax-Free Money Fund Class S	675
$1,601
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table. For the year ended April 30, 2026 (through November 25, 2025 (Service shares liquidation date) for Service shares), the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2026	Annual Rate	Contractual Rate
Service Shares	$3,403	$—	.60%	.60%
Tax-Free Investment Class	8,353	691.25%		.25%
	$11,756	$691
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of

24	|	DWS Tax-Exempt Portfolio

these fees may be paid pursuant to a Rule 12b-1 plan. For the year ended April 30, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2026	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$25,294	$127.15%		.15%
Tax-Free Investment Class	2,339	193.07%		.07%
	$27,633	$320
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,653, of which $138 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2026, the Fund engaged in securities purchases of $60,205,000 and securities sales of $72,405,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2026.

DWS Tax-Exempt Portfolio	|	25

D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended April 30, 2026		Year Ended April 30, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	4,073,414	$4,073,414	2,844,582	$2,844,582
DWS Tax-Exempt Money Fund	15,497,376	15,497,376	20,614,780	20,614,780
DWS Tax-Free Money Fund Class S	2,902,146	2,902,146	6,764,252	6,764,252
Service Shares	3,654,035 *	3,654,035 *	20,862,661	20,862,661
Tax-Exempt Cash Managed Shares	27,561,813	27,561,813	55,233,655	55,233,655
Tax-Free Investment Class	8,351,980	8,351,980	8,287,941	8,287,941
Account maintenance fees	—	4,455	—	5,089
		$62,045,219		$114,612,960
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	17,977	$17,977	16,970	$16,970
DWS Tax-Exempt Money Fund	1,647,761	1,647,761	2,211,120	2,211,120
DWS Tax-Free Money Fund Class S	626,321	626,321	910,145	910,145
Service Shares	6,646 *	6,646 *	45,113	45,113
Tax-Exempt Cash Managed Shares	2,520	2,520	3,142	3,142
Tax-Free Investment Class	63,359	63,359	93,734	93,734
		$2,364,584		$3,280,224
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(4,303,600)	$(4,303,600)	(2,851,074)	$(2,851,074)
DWS Tax-Exempt Money Fund	(19,027,486)	(19,027,486)	(29,487,134)	(29,487,134)
DWS Tax-Free Money Fund Class S	(6,747,647)	(6,747,647)	(10,269,264)	(10,269,264)
Service Shares	(5,776,286)*	(5,776,286)*	(21,111,280)	(21,111,280)
Tax-Exempt Cash Managed Shares	(55,964,101)	(55,964,101)	(67,422,370)	(67,422,370)
Tax-Free Investment Class	(8,279,715)	(8,279,715)	(8,154,816)	(8,154,816)
		$(100,098,835)		$(139,295,938)

26	|	DWS Tax-Exempt Portfolio

	Year Ended April 30, 2026		Year Ended April 30, 2025
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(212,209)	$(212,209)	10,478	$10,478
DWS Tax-Exempt Money Fund	(1,882,349)	(1,882,349)	(6,661,234)	(6,661,234)
DWS Tax-Free Money Fund Class S	(3,219,180)	(3,219,180)	(2,594,867)	(2,594,867)
Service Shares	(2,115,605)*	(2,115,605)*	(203,506)	(203,506)
Tax-Exempt Cash Managed Shares	(28,399,768)	(28,399,768)	(12,185,573)	(12,185,573)
Tax-Free Investment Class	135,624	135,624	226,859	226,859
Account maintenance fees	—	4,455	—	5,089
		$(35,689,032)		$(21,402,754)

*	For the period from May 1, 2025 to November 25, 2025 (Service shares liquidation date)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets,

DWS Tax-Exempt Portfolio	|	27

may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities.

28	|	DWS Tax-Exempt Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Tax Exempt Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust (the “Trust” )), including the investment portfolio, as of April 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Tax-Exempt Portfolio	|	29

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 23, 2026

30	|	DWS Tax-Exempt Portfolio

Tax Information (Unaudited)
Of the dividends paid from net investment income for the taxable year ended April 30, 2026, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Tax-Exempt Portfolio	|	31

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

32	|	DWS Tax-Exempt Portfolio

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2024, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 4th quartile and 3rd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). Based on Broadridge data provided as of December 31, 2024, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the

DWS Tax-Exempt Portfolio	|	33

median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (4th quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (4th quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

34	|	DWS Tax-Exempt Portfolio

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present
CATTEP-BFE2025

DWS Tax-Exempt Portfolio	|	35

CATTEP-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Tax-Exempt Portfolio and DWS Government & Agency Securities Portfolio, each a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/29/2026